COMMERCIAL PROPERTY REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of components of commercial property revenue
The components of commercial property revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2021	2020	2019
Base rent	$3,462	$3,613	$3,814
Straight-line rent	25	133	115
Lease termination	68	27	44
Other lease income(1)	662	627	612
Other revenue from tenants(2)	946	997	1,106
Total commercial property revenue	$5,163	$5,397	$5,691
(1)Other lease income includes parking revenue and recovery of property tax and insurance expense from tenants.
(2)Consists of recovery of certain operating expenses and other revenue from tenants which are accounted for in accordance with IFRS 15.

Disclosure of maturity analysis of operating lease payments	Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Less than 1 year	$2,776	$3,332
1-5 years	9,029	10,800
More than 5 years	8,522	11,216
Total	$20,327	$25,348